Federated Hermes MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—3.2%
54,937	[1,2]	AMC Networks, Inc.	$2,762,233
501,298	[1]	CarGurus, Inc.	12,372,035
277,749	[1]	Cars.com, Inc.	3,669,064
99,477	[1]	Eventbrite, Inc.	2,344,673
12,468	[1]	EverQuote, Inc.	422,291
189,401	[1]	Yelp, Inc.	7,443,459
		TOTAL	29,013,755
		Consumer Discretionary—15.9%
135,086	[1]	Academy Sports and Outdoors, Inc.	4,162,000
83,521		Big Lots, Inc.	5,757,938
40,271	[1]	Bloomin Brands, Inc.	1,272,564
33,004	[1]	Brinker International, Inc.	2,215,559
153,672		Camping World Holdings, Inc.	6,690,879
107,478	[1]	CROCs, Inc.	10,760,697
12,700	[1]	Deckers Outdoor Corp.	4,295,140
149,625	[1]	Grid Dynamics Holdings, Inc.	2,156,096
48,312		Installed Building Products, Inc.	6,505,211
9,123	[1]	iRobot Corp.	992,582
57,559		Jack in the Box, Inc.	6,944,493
18,011	[1]	Lakes Gaming, Inc.	620,839
1,663	[1]	LGI Homes, Inc.	275,692
81,639	[1]	Lovesac Co./The	5,981,690
40,254		Murphy USA, Inc.	5,611,408
39,103	[1]	National Vision Holdings, Inc.	1,971,182
7,488	[1]	Onewater Marine, Inc.	383,610
18,589		Papa Johns International, Inc.	1,797,928
139,473	[1]	Perdoceo Education Corp.	1,626,255
177,104	[1]	Red Rock Resorts, Inc.	6,487,320
133,252		Rent-A-Center, Inc.	7,668,653
5,593	[1,2]	RH	3,848,096
86,200	[1]	SeaWorld Entertainment, Inc.	4,720,312
46,099	[1]	Shake Shack, Inc.	5,013,266
82,230		Shutterstock, Inc.	7,168,811
15,189	[1]	Sleep Number Corp.	1,699,497
260,495	[1]	Sonos, Inc.	10,427,615
32,700	[1]	TopBuild Corp.	7,271,826
9,442		Wingstop, Inc.	1,495,707
53,143	[1,3]	XPEL, Inc.	3,406,466
161,200	[1]	YETI Holdings, Inc.	13,769,704
		TOTAL	142,999,036
		Consumer Staples—2.0%
169,455	[1]	BJ’s Wholesale Club Holdings, Inc.	7,569,555
104,269	[1]	Central Garden & Pet Co., Class A	5,137,334
16,783		Coca-Cola Bottling Co.	4,921,615
36,315	[1]	Hostess Brands, Inc.	555,256
		TOTAL	18,183,760

Shares			Value
		COMMON STOCKS—continued
		Energy—0.2%
177,163	[1]	Magnolia Oil & Gas Corp.	$1,994,855
		Financials—4.9%
193,704		Artisan Partners Asset Management, Inc.	9,863,408
24,541		CNB Financial Corp.	624,814
41,164		Cowen Group, Inc.	1,625,566
287,896		Eastern Bankshares, Inc.	6,140,822
95,719	[1]	Green Dot Corp.	4,380,101
36,685		Guaranty Bancshares, Inc.	1,427,047
67,209		Houlihan Lokey, Inc.	4,453,940
172,321		Moelis & Co.	9,353,584
48,765		PJT Partners, Inc.	3,585,690
66,460		StepStone Group, Inc.	2,213,118
		TOTAL	43,668,090
		Health Care—31.8%
25,924	[1]	Addus Homecare Corp.	2,742,759
51,904	[1,4]	Adeptus Health, Inc.	0
114,361	[1]	Alphatec Holdings, Inc.	1,828,632
33,798	[1]	Amphastar Pharmaceuticals, Inc.	588,085
59,020	[1]	AnaptysBio, Inc.	1,378,117
35,179	[1,2]	Anavex Life Sciences Corp.	424,962
135,073	[1]	ANI Pharmaceuticals, Inc.	4,495,229
14,442	[1]	Apellis Pharmaceuticals, Inc.	731,776
37,962	[1]	Arcus Biosciences, Inc.	1,281,218
9,486	[1]	Arrowhead Pharmaceuticals, Inc.	690,201
39,212	[1]	Arvinas, Inc.	2,703,275
95,797	[1]	Assembly Biosciences, Inc.	410,011
111,897	[1]	Atara Biotherapeutics, Inc.	1,573,272
77,466	[1]	Avid Bioservices, Inc.	1,658,160
68,663	[1]	AxoGen, Inc.	1,285,371
161,238	[1]	Axonics, Inc.	10,146,707
24,331	[1,2]	BioCryst Pharmaceuticals, Inc.	283,091
43,254	[1]	Blueprint Medicines Corp.	4,166,225
26,953	[1]	CareDx, Inc.	2,131,174
373,362	[1]	Catalyst Pharmaceutical Partners, Inc.	1,709,998
14,070	[1]	Chinook Therapeutics, Inc.	252,557
281,779	[1]	Cross Country Healthcare, Inc.	3,753,296
456,098	[1]	Cytomx Therapeutics, Inc.	4,269,077
89,550	[1]	Denali Therapeutics, Inc.	5,412,402
168,618	[1]	Dicerna Pharmaceuticals, Inc.	5,259,195
77,892	[1]	Eagle Pharmaceuticals, Inc.	3,180,330
41,131	[1]	Editas Medicine, Inc.	1,522,258
113,903	[1]	Emergent BioSolutions, Inc.	6,945,805
26,993	[1]	Enanta Pharmaceuticals, Inc.	1,369,625
88,954	[1]	Endo International PLC	509,706
81,173	[1]	Evolent Health, Inc.	1,758,207
70,764	[1,2]	Evolus, Inc.	644,660
17,688	[1]	Fate Therapeutics, Inc.	1,545,754
36,777	[1]	Glaukos Corp.	3,462,922
212,114	[1]	GlycoMimetics, Inc.	509,074
208,511	[1]	Halozyme Therapeutics, Inc.	10,415,124
56,267	[1]	Harpoon Therapeutics, Inc.	1,273,885
79,680	[1]	Health Catalyst, Inc.	4,613,472

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
48,926	[1]	Homology Medicines, Inc.	$331,229
83,889	[1,2]	Hookipa Pharma, Inc.	1,135,857
81,007	[1]	IDEAYA Biosciences, Inc.	1,664,694
256,300	[1]	Immunogen, Inc.	2,065,778
27,085	[1]	Inari Medical, Inc.	3,095,545
13,873	[1]	Inogen, Inc.	907,156
179,547	[1]	Inovalon Holdings, Inc.	5,424,115
87,643	[1]	Inspire Medical Systems, Inc.	20,755,615
117,325	[1]	Intellia Therapeutics, Inc.	9,007,040
316,943	[1]	Ironwood Pharmaceuticals, Inc.	3,499,051
16,911	[1]	Karuna Therapeutics, Inc.	1,877,290
98,095	[1]	Krystal Biotech, Inc.	7,792,667
96,760		LeMaitre Vascular, Inc.	5,076,997
6,729	[1]	LHC Group, Inc.	1,401,449
2,866	[1]	Ligand Pharmaceuticals, Inc., Class B	418,121
84,062	[1]	Magenta Therapeutics, Inc.	979,322
225,219	[1,2]	Mannkind Corp.	1,029,251
34,505	[1]	Medpace Holdings, Inc.	5,854,808
45,557	[1]	MeiraGTx Holdings PLC	682,444
18,931	[1]	Merit Medical Systems, Inc.	1,204,012
46,059	[1]	Natera, Inc.	5,067,411
153,704	[1]	NextCure, Inc.	1,347,984
42,419	[1]	NextGen Healthcare, Inc.	776,692
81,501	[1,2]	Omeros Corp.	1,439,308
42,263	[1]	Omnicell, Inc.	6,128,980
82,203	[1]	OptimizeRX Corp.	4,147,963
269,632	[1]	Organogenesis Holdings, Inc.	6,028,972
34,780	[1]	Orthofix Medical, Inc.	1,542,493
68,967	[1]	Pacira BioSciences, Inc.	4,357,335
75,623	[1]	PAVmed, Inc.	345,597
32,654	[1]	Pennant Group, Inc./The	1,319,875
97,949	[1]	Phreesia, Inc.	5,068,861
18,291	[1]	Precision Biosciences, Inc.	169,923
46,601	[1]	Prestige Consumer Healthcare, Inc.	2,029,940
148,540	[1,2]	Puma Biotechnology, Inc.	1,464,604
88,137	[1]	Radius Health, Inc.	1,965,455
3,083	[1]	Repligen Corp.	652,702
13,174	[1]	Rhythm Pharmaceuticals, Inc.	284,031
158,801	[1,2]	Savara, Inc.	301,722
26,212	[1]	Scholar Rock Holding Corp.	847,958
144,208	[1]	Select Medical Holdings Corp.	5,439,526
225,611	[1]	Selecta Biosciences, Inc.	676,833
53,906	[1]	Shockwave Medical, Inc.	8,811,475
120,608	[1]	SI-BONE, Inc.	4,281,584
36,930	[1]	Soliton, Inc.	661,416
9,473	[1]	Spero Therapeutics, Inc.	130,349
155,950	[1]	Stoke Therapeutics, Inc.	5,037,185
64,742	[1]	Supernus Pharmaceuticals, Inc.	1,971,394
49,043	[1]	Surgery Partners, Inc.	2,363,873
161,133	[1]	Sutro Biopharma, Inc.	3,304,838
15,194	[1]	Syneos Health, Inc.	1,289,211
47,585	[1]	TCR2 Therapeutics, Inc.	1,080,655

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
16,398	[1]	Tenet Healthcare Corp.	$971,746
39,206	[1,2]	The Joint Corp.	2,175,149
23,699	[1]	Translate Bio, Inc.	550,291
154,114	[1]	Travere Therapeutics, Inc.	3,809,698
42,649	[1]	Turning Point Therapeutics, Inc.	3,251,133
207,043	[1]	Vanda Pharmaceuticals, Inc.	3,436,914
105,078	[1]	Vericel Corp.	6,558,969
128,911	[1]	Vocera Communications, Inc.	4,662,711
196,414	[1,2]	Voyager Therapeutics, Inc.	946,716
128,369	[1]	Xencor, Inc.	5,463,385
59,639	[1]	Y-mAbs Therapeutics, Inc.	1,793,345
		TOTAL	285,084,255
		Industrials—13.2%
95,996		Advanced Drainage System, Inc.	10,718,913
6,821	[1]	Aerovironment, Inc.	752,834
176,984		Apogee Enterprises, Inc.	6,217,448
103,228	[1]	Atkore, Inc.	8,080,688
107,990	[1]	Atlas Air Worldwide Holdings, Inc.	7,333,601
119,794		Boise Cascade Co.	7,992,656
81,857	[1]	Builders Firstsource, Inc.	3,983,980
113,645		Covanta Holding Corp.	1,709,221
11,435		CSW Industrials, Inc.	1,548,413
163,237	[1]	Echo Global Logistics, Inc.	5,337,850
12,781		Exponent, Inc.	1,231,194
108,824	[1]	Franklin Covey Co.	3,323,485
64,084	[1]	Fuelcell Energy, Inc.	622,256
99,652	[1]	GMS, Inc.	4,355,789
113,267		Heidrick & Struggles International, Inc.	4,791,194
13,253		Helios Technologies, Inc.	957,927
12,375	[1]	Herc Holdings, Inc.	1,306,800
196,159	[1]	Mistras Group, Inc.	2,183,250
303,184	[1]	MRC Global, Inc.	2,855,993
55,719	[1]	MYR Group, Inc.	4,340,510
67,583	[1]	Plug Power, Inc.	1,926,791
90,447		Primoris Services Corp.	2,953,999
18,791	[1]	Proto Labs, Inc.	2,105,719
46,520	[1]	REV Group, Inc.	848,525
73,520		Rexnord Corp.	3,670,854
3,869	[1]	Saia, Inc.	907,280
17,159	[1]	Siteone Landscape Supply, Inc.	3,077,981
21,596		Tennant Co.	1,704,140
96,905	[1]	TriNet Group, Inc.	7,627,393
8,632		UFP Industries, Inc.	725,433
199,195	[1]	Upwork, Inc.	9,174,922
88,603		Werner Enterprises, Inc.	4,096,117
		TOTAL	118,463,156
		Information Technology—20.6%
18,820		Advanced Energy Industries, Inc.	2,076,034
96,342	[1]	Altair Engineering, Inc.	6,262,230
59,186	[1]	Ambarella, Inc.	5,770,043
44,606		Amkor Technology, Inc.	901,933
3,731	[1,2]	Appian Corp.	452,123

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
192,411	[1]	Avaya Holdings Corp.	$5,535,664
142,936	[1]	Axcelis Technologies, Inc.	5,936,132
64,752	[1]	Blackbaud, Inc.	4,605,162
151,936	[1]	Box, Inc.	3,236,237
24,323	[1]	Brightcove, Inc.	353,170
103,610	[1]	Cambium Networks Corp.	6,216,600
150,254	[1]	ChannelAdvisor Corp.	3,177,872
88,241	[1,2]	Coda Octopus Group, Inc.	705,928
49,696	[1]	Cohu, Inc.	1,988,337
278,777	[1]	Commvault Systems, Inc.	19,377,789
10,270	[1]	Digital Turbine, Inc.	774,666
52,613	[1]	Domo, Inc.	3,382,490
106,085		Evertec, Inc.	4,232,792
21,248	[1]	Evo Payments, Inc.	605,781
33,385	[1]	Exlservice Holding, Inc.	3,084,106
258,407	[1]	Extreme Networks, Inc.	2,940,672
123,838	[1]	FormFactor, Inc.	4,848,258
13,797	[1]	II-VI, Inc.	926,331
16,431	[1]	Impinj, Inc.	779,815
91,492	[1]	j2 Global, Inc.	11,070,532
7,150	[1]	LiveRamp Holdings, Inc.	350,207
170,989	[1]	MA-COM Technology Solutions Holdings, Inc.	9,679,687
40,438	[1]	OSI Systems, Inc.	3,905,098
61,776	[1]	Plantronics, Inc.	2,470,422
9,128		Power Integrations, Inc.	755,890
36,182		QAD, Inc.	2,557,706
202,357	[1]	SailPoint Technologies Holding	9,881,092
172,715	[1]	Secureworks Corp.	2,247,022
47,216	[1]	Semtech Corp.	3,198,412
39,097	[1]	Sitime Corp.	3,618,427
55,343	[1]	SMART Global Holdings, Inc.	2,554,079
126,143	[1]	SPS Commerce, Inc.	12,922,089
5,435	[1]	Synaptics, Inc.	760,193
15,918	[1]	Tenable Holdings, Inc.	596,845
57,704		TTEC Holdings, Inc.	5,870,228
24,887	[1]	Ultra Clean Holdings, Inc.	1,270,979
161,697	[1,2]	Veritone, Inc.	3,900,132
163,745	[1]	Workiva, Inc.	15,392,030
206,829	[1]	Zuora, Inc.	3,350,630
		TOTAL	184,521,865
		Materials—2.7%
132,089	[1]	Koppers Holdings, Inc.	4,390,638
127,187		Louisiana-Pacific Corp.	8,379,079
54,821		Myers Industries, Inc.	1,236,762
86,100	[1,4]	Rentech, Inc.	0
103,128	[1]	Ryerson Holding Corp.	1,637,673
142,514		Trinseo SA	8,823,042
		TOTAL	24,467,194
		Real Estate—3.4%
24,903	[1,2]	eXp World Holdings, Inc.	855,667
61,796		National Storage Affiliates Trust	2,808,010
18,301		Plymouth Industrial REIT, Inc.	341,131

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
248,369	RMR Group, Inc./The	$9,830,445
47,953	STAG Industrial, Inc.	1,750,764
46,172	Terreno Realty Corp.	2,979,017
1,033,094	Uniti Group, Inc.	11,777,272
	TOTAL	30,342,306
	Utilities—0.4%
18,605	California Water Service Group	1,093,044
9,727	Chesapeake Utilities Corp.	1,152,844
36,698	Clearway Energy, Inc.	975,433
	TOTAL	3,221,321
	TOTAL COMMON STOCKS (IDENTIFIED COST $686,664,412)	881,959,593
	INVESTMENT COMPANIES—3.4%
10,196,893	Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[5]	10,196,893
19,969,784	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	19,973,778
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $30,170,671)	30,170,671
	TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $716,835,083)	912,130,264
	OTHER ASSETS AND LIABILITIES - NET—(1.7)%[6]	(15,063,025)
	TOTAL NET ASSETS—100%	$897,067,239

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An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2021, were as follows:
	Value as of 7/31/2020	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 4/30/2021	Shares Held as of 4/30/2021	Dividend Income*
Consumer Discretionary:
Grid Dynamics Holdings, Inc	$—	$2,365,969	$—	$(209,873)	$—	$2,156,096	149,625	$—
Lovesac Co./The	$872,806	$2,808,868	$—	$2,300,016	$—	$5,981,690	81,639	$—
Wingstop, Inc.**	$19,605,937	$526,838	$(16,871,706)	$(9,020,808)	$7,255,446	$1,495,707	9,442	$191,968
Financials:
StepStone Group, Inc.	$—	$2,182,710	$—	$30,408	$—	$2,213,118	66,460	$1,178
Health Care:
Amphastar Pharmaceuticals, Inc.	$—	$686,809	$—	$(98,724)	$—	$588,085	33,798	$—
AnaptysBio, Inc.**	$5,832,007	$—	$(6,801,732)	$62,697	$2,285,145	$1,378,117	59,020	$—
Rhythm Pharmaceuticals, Inc.	$—	$269,280	$—	$14,751	$—	$284,031	13,174	$—
Translate Bio, Inc.	$—	$5,121,820	$(3,720,273)	$19,975	$(871,231)	$550,291	23,699	$—
Affiliated Issuers no longer in the portfolio at period end	$5,869,250	$4,423,779	$(12,632,427)	$(418,586)	$2,757,984	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$32,180,000	$18,386,073	$(40,026,138)	$(7,320,144)	$11,427,344	$14,647,135	436,857	$193,146

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2021, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2020	$35,185,159	$62,871,883	$98,057,042
Purchases at Cost	$110,934,818	$230,478,550	$341,413,368
Proceeds from Sales	$(135,923,084)	$(273,371,986)	$(409,295,070)
Change in Unrealized Appreciation/Depreciation	N/A	$—	$—
Net Realized Gain/(Loss)	N/A	$(4,669)	$(4,669)
Value as of 4/30/2021	$10,196,893	$19,973,778	$30,170,671
Shares Held as of 4/30/2021	10,196,893	19,969,784	30,166,677
Dividend Income	$8,230	$35,105	$43,335

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$13,125,360	$13,085,893

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2021, these restricted securities amounted to $3,406,466, which represented 0.4% of total net assets.

Security	Acquisition Date	Cost	Value
XPEL, Inc.	10/12/2020	$2,211,157	$3,406,466

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$857,403,679	$—	$0	$857,403,679
International	24,555,914	—	—	24,555,914
Investment Companies	30,170,671	—	—	30,170,671
TOTAL SECURITIES	$912,130,264	$—	$0	$912,130,264

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust